Note 4 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31
	2019	2018

Time deposits	$3,080	$2,437
Savings and checking accounts	7,434	29,803
Money market funds	169	165
Petty cash	13	9

Total	$10,696	$32,414